Fair Value Measurements Derivative Instruments Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, at beginning of period	$ (29,316)	$ (10,945)
Settlements	780	3,723
Acquired	0	(11,980)
Total unrealized income (loss) included in earnings	7,282	(10,114)
Balance, at end of period	$ (21,254)	$ (29,316)